EUROPACIFIC GROWTH FUND (Prospectus Summary) | EUROPACIFIC GROWTH FUND
EuroPacific Growth Fund®
Investment objective
The fund's investment objective is to provide you with long-term growth of capital.
Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American
Funds. More information about these and other discounts is available from your financial professional and in the "Sales charge reductions and waivers" section on page 28 of the prospectus and on page 61 of the fund's statement of additional information.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees EUROPACIFIC GROWTH FUND (USD $)	Class A		Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none	5.75%	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed	1.00%	[1]	5.00%	1.00%	none	none	1.00%	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none		none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)							10	10	10	10	10
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses EUROPACIFIC GROWTH FUND	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	0.24%	1.00%	1.00%	0.25%	none	0.21%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.18%	0.16%	0.20%	0.19%	0.16%	0.26%	0.28%	0.26%	0.24%	0.26%	0.19%	0.45%	0.22%	0.18%	0.13%	0.08%
Total annual fund operating expenses	0.84%	1.58%	1.62%	0.86%	0.58%	0.89%	1.70%	1.68%	1.16%	0.68%	1.61%	1.62%	1.14%	0.85%	0.55%	0.50%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example EUROPACIFIC GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	656	828	1,014	1,553
Class B	661	899	1,060	1,680
Class C	265	511	881	1,922
Class F-1	88	274	477	1,061
Class F-2	59	186	324	726
Class 529-A	680	882	1,098	1,712
Class 529-B	693	974	1,180	1,894
Class 529-C	291	568	969	2,086
Class 529-E	138	408	696	1,511
Class 529-F-1	89	257	437	952
Class R-1	164	508	876	1,911
Class R-2	165	511	881	1,922
Class R-3	116	362	628	1,386
Class R-4	87	271	471	1,049
Class R-5	56	176	307	689
Class R-6	51	160	280	628

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption EUROPACIFIC GROWTH FUND (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	161	499	860	1,680
Class C	165	511	881	1,922
Class 529-B	193	574	980	1,894
Class 529-C	191	568	969	2,086

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's investment results. During the most recent fiscal year, the fund's portfolio turnover rate was 24% of the average value of its portfolio.
Principal investment strategies
The fund invests primarily in common stocks of issuers in Europe and the Pacific
Basin that the investment adviser believes have the potential for growth. Growth stocks are stocks that the investment adviser believes have the potential for above-average capital appreciation.

Normally the fund will invest at least 80% of its net assets in securities of issuers in Europe and the Pacific Basin. A country will be considered part of
Europe if it is part of the MSCI European indexes and part of the Pacific Basin if any of its borders touches the Pacific Ocean. Securities are assigned to a particular country consistent with the issuer's classification by the MSCI. If an issuer is not classified by the MSCI, the investment adviser will classify the issuer based on the country in which the issuer is headquartered, the issuer's country of domicile and/or the country in which the issuer primarily lists its securities. The fund may invest a portion of its assets in common stocks and other securities of companies in countries with emerging or developing economies and/or markets.

The investment adviser uses a system of multiple portfolio counselors in managing the fund's assets. Under this approach, the portfolio of the fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors.
Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.
Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions - The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks - Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.
These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States - Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the
United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the
United States. The risks of investing outside the United States may be heightened in connection with investments in emerging and developing countries.

Investing in emerging and developing countries - Investing in countries with emerging or developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, emerging and developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management - The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.
Investment results
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The MSCI indexes reflect the market sectors in which the fund primarily invests. The Lipper International Funds Average includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to the fund's objective and/or strategies. Past investment results
(before and after taxes) are not predictive of future investment results.
Updated information on the fund's investment results can be obtained by visiting
americanfunds.com.
The following bar chart shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for various periods compare with different broad measures of market results.
Calendar year total returns for Class A shares (Results do not include a sales charge; if a sales charge were included, results would be lower.)

Highest/Lowest quarterly results during this period were:

Highest 22.30% (quarter ended June 30, 2009)
Lowest -20.89% (quarter ended September 30, 2011)

The fund's total return for the three months ended March 31, 2012, was 12.26%.
After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.
Average annual total returns For the periods ended December 31, 2011 (with maximum sales charge):
Average Annual Total Returns EUROPACIFIC GROWTH FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A - Before taxes	(18.55%)	(2.59%)	5.93%	10.89%	Apr. 16, 1984
Class A After Taxes on Distributions	Share class A - After taxes on distributions	(18.54%)	(2.94%)	5.51%
Class A After Taxes on Distributions and Sales	Share class A - After taxes on distributions and sale of fund shares	(11.58%)	(1.93%)	5.35%
Class B	Share class B before taxes	(18.49%)	(2.49%)	5.92%	2.05%	Mar. 15, 2000
Class C	Share class C before taxes	(15.10%)	(2.21%)	5.70%	4.74%	Mar. 15, 2001
Class F-1	Share class F-1 before taxes	(13.60%)	(1.45%)	6.52%	5.50%	Mar. 15, 2001
Class F-2	Share class F-2 before taxes	(13.36%)			(2.50%)	Aug. 01, 2008
Class 529-A	Share class 529-A before taxes	(18.58%)	(2.63%)		6.30%	Feb. 15, 2002
Class 529-B	Share class 529-B before taxes	(18.60%)	(2.61%)		6.41%	Feb. 19, 2002
Class 529-C	Share class 529-C before taxes	(15.16%)	(2.27%)		6.05%	Feb. 15, 2002
Class 529-E	Share class 529-E before taxes	(13.86%)	(1.77%)		6.08%	Mar. 07, 2002
Class 529-F-1	Share class 529-F-1 before taxes	(13.45%)	(1.28%)		9.12%	Sep. 16, 2002
Class R-1	Share class R-1 before taxes	(14.25%)	(2.21%)		6.29%	Jun. 17, 2002
Class R-2	Share class R-2 before taxes	(14.24%)	(2.23%)		5.79%	May 31, 2002
Class R-3	Share class R-3 before taxes	(13.86%)	(1.73%)		6.16%	May 21, 2002
Class R-4	Share class R-4 before taxes	(13.61%)	(1.46%)		6.84%	Jun. 07, 2002
Class R-5	Share class R-5 before taxes	(13.33%)	(1.16%)		6.82%	May 15, 2002
Class R-6	Share class R-6 before taxes	(13.31%)			10.24%	May 01, 2009
MSCI All Country World ex USA Index	MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or taxes)	(13.33%)	(2.48%)	6.76%
Lipper International Funds Average	Lipper International Funds Average (reflects no deductions for sales charges, account fees or taxes)	(13.42%)	(4.27%)	4.77%	8.73%	Apr. 16, 1984
MSCI EAFE Index	MSCI EAFE Index (reflects no deductions for sales charges, account fees, expenses or taxes)	(11.73%)	(4.26%)	5.12%	8.72%	Apr. 16, 1984